Capital Stock (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Jul. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2015 item $ / shares shares	Dec. 31, 2014 $ / shares shares	Jul. 10, 2014 USD ($)	Jan. 31, 2014 USD ($)	Jul. 31, 2013 USD ($)	Jan. 31, 2013 USD ($)
Capital stock
Number of classes of authorized capital stock | item		2
Par value and shares authorized
Special Shares, Par Value (in dollars per share) | $ / shares		$ 0
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.50	$ 0.50
Special Shares authorized		25,000,000
Common Shares Authorized		25,000,000	25,000,000
Shares issued and outstanding
Special Stock Shares Issued		0	0
Special Stock Shares Outstanding		0	0
Common stock, shares issued		10,160,020	10,160,020
Common stock, shares outstanding		10,160,020	10,160,020
Springleaf Acquisition Corporation | Springleaf Finance Corporation
Capital stock
Capital contributions received to satisfy hybrid debt semi-annual interest payments | $	$ 11			$ 11	$ 11	$ 11	$ 11
Related party capital contribution	100
Related party capital contribution, par value (in USD per share) | $ / shares	$ 0.01